Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt
Schedule of long-term debt instruments

	December 31,	December 31,
	2021	2020
Asset purchase consideration	$—	$2,867
Credit agreement	—	9,500
PPP loan	—	955
Total debt	—	13,322
Less: unamortized debt discount	—	545
Less: current portion of debt	—	3,609
Debt, noncurrent portion	$—	$9,168